Balance Sheets (Unaudited) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2011	Mar. 11, 2005
Current Assets:
Cash and cash equivalent	$ 1,046	$ 932	$ 1,272	$ 54	$ 4,844
Inventories	278,564	278,564		321,791
Prepaid expenses and other current assets	2,932	2,932		4,859
Total current assets	282,542	282,428		326,704
Property and equipment, net	250,760	270,189		356,656
Intangibles	140,194	133,517		106,687
Total assets	673,496	686,134		790,047
Current liabilities:
Accounts payable and accrued liabilities	2,150,489	1,867,192		1,122,371
Payable to Yeso-Med	3,707,075	3,247,095
Accounts payable and accrued liabilities, related parties	125,561	132,407		73,957
Unearned revenue	68,447	73,495
Payable for indemnification	1,376,084	1,376,084		1,347,806			1,088,067
Convertible notes, net of discounts	616,113	494,708		184,289
Convertible notes, related parties, net of discounts	75,000	75,000		32,466
Derivative liability, note conversion feature	547,954	658,453		364,802		442,311
Total liabilities	8,666,723	7,924,434		4,406,551
Series 2006 Preferred stock, $0.001 par value, 5,000,000 shares authorized; 1,000,000 shares issued and outstanding	1,000	1,000		1,000
Common stock, $0.001 par value; 250,000,000 shares authorized; 111,979,183 and 107,039,034 shares issued and outstanding, respectively	111,979	107,039		72,785
Additional paid in capital	37,257,516	37,087,921		34,319,432
Subscriptions receivable	(71,000)	(71,000)		(71,000)
Deficit accumulated during the development stage	(45,292,722)	(44,363,260)		(37,938,721)
Total stockholders' deficit	(7,993,227)	(7,238,300)		(3,616,504)
Total liabilities and stockholders' deficit	$ 673,496	$ 686,134		$ 790,047